Segment Reporting - Geographic Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Geographic Information
Long-lived assets	$ 3,351,291				$ 3,356,653				$ 3,351,291	$ 3,356,653
Total revenue	472,683	$ 457,266	$ 440,718	$ 429,126	463,391	$ 464,031	$ 459,476	$ 450,234	1,799,793	1,837,132	$ 1,807,977
United States
Geographic Information
Long-lived assets	3,111,452				3,266,471				3,111,452	3,266,471
Total revenue									1,469,666	1,516,627	1,470,481
Canada and Mexico
Geographic Information
Long-lived assets	16,630				1,076				16,630	1,076
Total revenue									86,236	67,648	80,264
All other
Geographic Information
Long-lived assets	$ 223,209				$ 89,106				223,209	89,106
Total revenue									$ 243,891	$ 252,857	$ 257,232